Pioneer Short Term Income Fund

Schedule of Investments | May 31, 2021

Ticker Symbols:
Class A Class C Class C2 Class K Class Y	STABX PSHCX STIIX STIKX PSHYX

Schedule of Investments | 5/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 103.9%
	ASSET BACKED SECURITIES - 25.3% of Net Assets
116,788(a)	321 Henderson Receivables I LLC, Series 2005-1A, Class A1, 0.331% (1 Month USD LIBOR + 23 bps), 11/15/40 (144A)	$115,031
164,001(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 0.301% (1 Month USD LIBOR + 20 bps), 6/15/41 (144A)	160,494
186,587(a)	321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 0.301% (1 Month USD LIBOR + 20 bps), 3/15/42 (144A)	180,126
1,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	1,498,572
500,000(a)	ABPCI Direct Lending Fund CLO X LP, Series 2020-10A, Class D, 5.688% (3 Month USD LIBOR + 550 bps), 1/20/32 (144A)	490,189
1,500,000	ACC Trust, Series 2019-2, Class C, 5.24%, 10/21/24 (144A)	1,552,619
133,960	Access Point Funding I LLC, Series 2017-A, Class B, 3.97%, 4/15/29 (144A)	134,124
3,120(a)	ACE Securities Corp. Home Equity Loan Trust, Series 2005-WF1, Class M2, 0.752% (1 Month USD LIBOR + 66 bps), 5/25/35	3,121
500,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/23 (144A)	523,381
250,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class D, 3.98%, 4/22/24 (144A)	251,439
496,000	Amur Equipment Finance Receivables V LLC, Series 2018-1A, Class E, 5.36%, 4/22/24 (144A)	499,445
500,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	512,128
400,000	Amur Equipment Finance Receivables VI LLC, Series 2018-2A, Class E, 5.45%, 11/20/23 (144A)	404,940
500,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	503,595
1,500,000	Aqua Finance Trust, Series 2019-A, Class C, 4.01%, 7/16/40 (144A)	1,580,933
500,000	Aqua Finance Trust, Series 2020-AA, Class C, 3.97%, 7/17/46 (144A)	526,914
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class B, 3.37%, 6/15/25 (144A)	1,026,203
1,000,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.14%, 7/15/26 (144A)	1,025,262
400,000	BCC Funding XVII LLC, Series 2020-1, Class C, 2.5%, 9/22/25 (144A)	402,269
1,196,756	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33 (144A)	1,248,643
1,000,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class D, 5.584% (3 Month USD LIBOR + 540 bps), 12/15/28 (144A)	1,008,496
949,675	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	996,862
416,091	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	419,847
2,500,000	Carnow Auto Receivables Trust, Series 2019-1A, Class C, 3.36%, 6/17/24 (144A)	2,540,237
500,000	Carnow Auto Receivables Trust, Series 2021-1A, Class C, 2.16%, 2/17/26 (144A)	502,761
500,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	527,266
2,000,000	Carvana Auto Receivables Trust, Series 2020-N1A, Class D, 3.43%, 1/15/26 (144A)	2,092,286
204,263	Cazenovia Creek Funding II LLC, Series 2018-1A, Class B, 3.984%, 7/15/30 (144A)	203,565
111,534(a)	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.712% (1 Month USD LIBOR + 62 bps), 1/25/33	110,860
62,928(a)	Chase Funding Trust, Series 2003-3, Class 2A2, 0.632% (1 Month USD LIBOR + 54 bps), 4/25/33	61,495
63,553(b)	Chase Funding Trust, Series 2003-6, Class 1A7, 4.973%, 11/25/34	66,993
1,750,000	CIG Auto Receivables Trust, Series 2019-1A, Class C, 3.82%, 8/15/24 (144A)	1,786,342
28,009	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	29,316
165,705	Conn’s Receivables Funding LLC, Series 2020-A, Class A, 1.71%, 6/16/25 (144A)	165,875
49,747(a)	Conseco Finance Home Equity Loan Trust, Series 2002-C, Class MV1, 1.601% (1 Month USD LIBOR + 150 bps), 5/15/32	49,792
2,000,000	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	2,046,515
185,498(a)	Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 1.192% (1 Month USD LIBOR + 110 bps), 9/25/34 (144A)	183,461
500,000	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	500,357
519,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	518,625
761,001	Diamond Resorts Owner Trust, Series 2019-1A, Class B, 3.53%, 2/20/32 (144A)	784,964
253,667	Diamond Resorts Owner Trust, Series 2019-1A, Class D, 5.25%, 2/20/32 (144A)	249,893
18,178(a)	DRB Prime Student Loan Trust, Series 2016-B, Class A1, 1.906% (1 Month USD LIBOR + 180 bps), 6/25/40 (144A)	18,254
39,914(a)	Drug Royalty III LP 1, Series 2017-1A, Class A1, 2.741% (3 Month USD LIBOR + 250 bps), 4/15/27 (144A)	39,913
140,872	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	141,074
414,608	Drug Royalty III LP 1, Series 2018-1A, Class A2, 4.27%, 10/15/31 (144A)	425,548
24,690(a)	Earnest Student Loan Program LLC, Series 2017-A, Class A1, 1.092% (1 Month USD LIBOR + 100 bps), 1/25/41 (144A)	24,725
1,250,000(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 0.0% (3 Month USD LIBOR + 275 bps), 4/15/29 (144A)	1,250,000
500,000	Elm Trust, Series 2020-3A, Class A2, 2.954%, 8/20/29 (144A)	502,763
1,500,000	Fair Square Issuance Trust, Series 2020-AA, Class C, 5.4%, 9/20/24 (144A)	1,525,383
112,508	FCI Funding LLC, Series 2019-1A, Class B, 0.0%, 2/18/31 (144A)	113,418
200,000(c)	Finance of America HECM Buyout, Series 2021-HB1, Class M3, 3.64%, 2/25/31 (144A)	199,612
500,000(a)	Fortress Credit Opportunities VI CLO, Ltd., Series 2015-6A, Class A1TR, 1.548% (3 Month USD LIBOR + 136 bps), 7/10/30 (144A)	498,318
1,100,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1T, 1.706% (3 Month USD LIBOR + 155 bps), 11/15/29 (144A)	1,100,119
479,880	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	481,003
1,000,000	Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/16/25 (144A)	1,035,547
108,442(a)	Freddie Mac Structured Pass-Through Certificates, Series T-20, Class A7, 0.392% (1 Month USD LIBOR + 30 bps), 12/25/29	106,875
133,838	Freed ABS Trust, Series 2020-FP1, Class A, 2.52%, 3/18/27 (144A)	134,621
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
750,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	$749,798
2,000,000	GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/25 (144A)	2,051,040
115,053(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	116,781
500,000(a)	Gracie Point International Funding, Series 2021-1A, Class C, 2.51% (1 Month USD LIBOR + 240 bps), 11/1/23 (144A)	499,971
79,554(a)	GSAA Home Equity Trust, Series 2005-8, Class A3, 0.952% (1 Month USD LIBOR + 86 bps), 6/25/35	80,747
553,278	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	556,119
229,471	Hercules Capital Funding Trust, Series 2019-1A, Class A, 4.703%, 2/20/28 (144A)	231,735
202,200	HIN Timeshare Trust, Series 2020-A, Class D, 5.5%, 10/9/39 (144A)	211,361
865,000	HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/44 (144A)	860,891
500,000	HOA Funding LLC, Series 2015-1A, Class B, 9.0%, 8/20/44 (144A)	490,575
2,950,000(a)	Home Partners of America Trust, Series 2018-1, Class E, 1.951% (1 Month USD LIBOR + 185 bps), 7/17/37 (144A)	2,954,614
1,750,000	Horizon Funding LLC, Series 2019-1A, Class A1, 4.21%, 9/15/27 (144A)	1,767,500
500,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 0.0% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	489,182
38,758(a)	Interstar Millennium Trust, Series 2003-3G, Class A2, 0.693% (3 Month USD LIBOR + 50 bps), 9/27/35	37,092
1,500,000	Jamestown CLO V, Ltd., Series 2014-5A, Class B2R, 3.84%, 1/17/27 (144A)	1,504,740
962,525	LFS 2021A LLC, Series 2021-A, Class A, 2.46%, 4/15/33 (144A)	963,788
1,150,000	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	1,178,740
1,000,000	Marlette Funding Trust, Series 2021-1A, Class D, 2.47%, 6/16/31 (144A)	1,008,412
911,548	Mosaic Solar Loan Trust, Series 2019-2A, Class C, 4.35%, 9/20/40 (144A)	913,747
385,579	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	377,187
198,190	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	210,789
652,000(c)	Nationstar HECM Loan Trust, Series 2019-1A, Class M1, 2.664%, 6/25/29 (144A)	654,766
1,000,000(c)	Nationstar HECM Loan Trust, Series 2019-1A, Class M3, 3.276%, 6/25/29 (144A)	1,002,919
9,029(c)	New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34	9,739
274,178(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 3.092% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	252,477
1,500,000	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	1,523,983
1,000,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	1,024,195
246,592(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 0.872% (1 Month USD LIBOR + 78 bps), 5/25/33	245,193
560,000(a)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 1.667% (1 Month USD LIBOR + 158 bps), 12/25/34	561,057
362,154	Oasis LLC, Series 2020-1A, Class A, 3.82%, 1/15/32 (144A)	363,852
520,543	Oasis LLC, Series 2020-2A, Class A, 4.262%, 5/15/32 (144A)	525,370
443,347	Oasis Securitization Funding LLC, Series 2021-1A, Class A, 2.579%, 2/15/33 (144A)	444,413
200,000	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	199,903
797,224	Orange Lake Timeshare Trust, Series 2019-A, Class A, 3.06%, 4/9/38 (144A)	827,658
930,102	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	963,461
1,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 1.744% (3 Month USD LIBOR + 155 bps), 4/20/33 (144A)	1,000,938
1,675,777	Oxford Finance Funding LLC, Series 2019-1A, Class B, 5.438%, 2/15/27 (144A)	1,731,279
500,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 2.055% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	500,231
690,538	PEAR LLC, Series 2020-1, Class A, 3.75%, 12/15/32 (144A)	691,097
1,500,000	Perimeter Master Note Business Trust, Series 2019-2A, Class B, 5.21%, 5/15/24 (144A)	1,550,009
1,000,000	PG Receivables Finance, Series 2020-1, Class A1, 3.968%, 7/20/25 (144A)	1,004,883
1,000,000	PG Receivables Finance, Series 2020-1, Class B, 4.705%, 7/20/25 (144A)	1,004,883
2,250,000(a)	PNMAC GMSR Issuer Trust, Series 2018-GT2, Class A, 2.742% (1 Month USD LIBOR + 265 bps), 8/25/25 (144A)	2,244,049
1,793,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/35 (144A)	1,806,750
2,600,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	2,637,050
500,000	Purchasing Power Funding LLC, Series 2021-A, Class C, 2.53%, 10/15/25 (144A)	500,849
500,000	Purchasing Power Funding LLC, Series 2021-A, Class D, 4.37%, 10/15/25 (144A)	500,805
718,556(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 2.75% (PRIME + -50 bps), 12/27/44 (144A)	686,386
1,500,000	Republic Finance Issuance Trust, Series 2019-A, Class B, 3.93%, 11/22/27 (144A)	1,531,723
104,681	SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24 (144A)	104,944
709,950	SCF Equipment Leasing LLC, Series 2019-1A, Class E, 5.49%, 4/20/30 (144A)	697,643
1,500,000	Small Business Lending Trust, Series 2019-A, Class B, 3.42%, 7/15/26 (144A)	1,493,422
400,000	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	396,190
850,000	Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/26 (144A)	834,025
21,130(a)	Sofi Professional Loan Program LLC, Series 2016-C, Class A1, 1.192% (1 Month USD LIBOR + 110 bps), 10/27/36 (144A)	21,221
2,000,000(a)	Sound Point CLO V-R, Ltd., Series 2014-1RA, Class B, 1.94% (3 Month USD LIBOR + 175 bps), 7/18/31 (144A)	1,985,762
500,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 3.776% (3 Month USD LIBOR + 360 bps), 7/25/30 (144A)	493,199
238(b)	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 1A5B, 5.15%, 2/25/35	240
53,523	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 8/15/36 (144A)	55,955
1,400,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class D, 2.31%, 3/15/27 (144A)	1,424,472
1,250,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	1,271,292
Principal Amount USD ($)		Value
	ASSET BACKED SECURITIES - (continued)
356,814(c)	Towd Point Mortgage Trust, Series 2018-SJ1, Class XA, 5.0%, 10/25/58 (144A)	$365,985
302,494	Towd Point Mortgage Trust, Series 2019-HY3, Class XA, 4.5%, 10/25/59 (144A)	300,285
913,535(c)	Towd Point Mortgage Trust, Series 2019-SJ3, Class XA, 4.5%, 11/25/59 (144A)	911,251
1,250,000	Trafigura Securitisation Finance Plc, Series 2018-1A, Class B, 4.29%, 3/15/22 (144A)	1,251,025
1,600,000(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 2.201% (1 Month USD LIBOR + 210 bps), 10/15/34 (144A)	1,589,423
539,272	TVEST LLC, Series 2020-A, Class A, 4.5%, 7/15/32 (144A)	544,357
500,000	United Auto Credit Securitization Trust, Series 2020-1, Class D, 2.88%, 2/10/25 (144A)	511,012
500,000	Upstart Pass-Through Trust Series, Series 2021-ST4, Class A, 2.0%, 7/20/27 (144A)	500,237
1,500,000	Upstart Securitization Trust, Series 2020-1, Class C, 4.899%, 4/22/30 (144A)	1,558,220
2,000,000	Veros Automobile Receivables Trust, Series 2020-1, Class B, 2.19%, 6/16/25 (144A)	2,017,542
1,000,000	Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,000,421
34,381	Welk Resorts LLC, Series 2013-AA, Class A, 3.1%, 3/15/29 (144A)	34,427
1,417,303	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	1,464,439
769,805	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	814,463
2,500,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.0%, 10/16/23 (144A)	2,549,820
1,000,000	Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25 (144A)	1,038,382
1,500,000	Westlake Automobile Receivables Trust, Series 2019-3A, Class E, 3.59%, 3/17/25 (144A)	1,549,412
750,000	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	750,000
56,807	WRG Debt Funding II LLC, Series 2017-1, Class A, 4.458%, 3/15/26 (144A)	56,842
	TOTAL ASSET BACKED SECURITIES
	(Cost $104,313,667)	$105,913,044
	COLLATERALIZED MORTGAGE OBLIGATIONS - 18.3% of Net Assets
600,000(c)	Angel Oak Mortgage Trust I LLC, Series 2019-1, Class M1, 4.5%, 11/25/48 (144A)	$609,749
17,592(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 2.519%, 6/25/30	18,057
1,233,769(a)	Bellemeade Re, Ltd., Series 2017-1, Class M2, 3.442% (1 Month USD LIBOR + 335 bps), 10/25/27 (144A)	1,236,914
750,462(a)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 1.692% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	750,954
1,255,159(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 1.942% (1 Month USD LIBOR + 185 bps), 10/25/28 (144A)	1,258,467
800,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 3/25/29 (144A)	800,000
1,000,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 2.792% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	1,003,111
2,000,000(a)	Bellemeade Re, Ltd., Series 2019-3A, Class B1, 2.592% (1 Month USD LIBOR + 250 bps), 7/25/29 (144A)	1,999,999
750,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1B, 3.292% (1 Month USD LIBOR + 320 bps), 8/26/30 (144A)	757,479
1,500,000(a)	Bellemeade Re, Ltd., Series 2020-2A, Class M1C, 4.092% (1 Month USD LIBOR + 400 bps), 8/26/30 (144A)	1,537,461
450,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1B, 2.942% (1 Month USD LIBOR + 285 bps), 10/25/30 (144A)	456,993
610,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 3.792% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	633,884
630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 4.942% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	661,207
410,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 3.692% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	414,084
682,506(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3, 2.406%, 5/25/60 (144A)	693,839
900,000(c)	BRAVO Residential Funding Trust, Series 2020-NQM1, Class B1, 5.086%, 5/25/60 (144A)	942,317
2,486,842(c)	Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.0%, 10/25/68 (144A)	2,502,505
120,901	Cendant Mortgage Corp., Series 2002-2, Class A6, 6.25%, 3/25/32 (144A)	120,901
700,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	699,858
5,183	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-4, Class 2A1, 5.0%, 7/25/20	5,278
6,088	Citigroup Mortgage Loan Trust, Inc., Series 2003-UP3, Class A1, 7.0%, 9/25/33	6,087
1,844,713(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 2.242% (1 Month USD LIBOR + 215 bps), 11/25/39 (144A)	1,834,767
1,530,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	1,562,384
2,130,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 3.742% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	2,195,169
120,434	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.5%, 5/25/32	125,651
1,000,000(c)	Deephaven Residential Mortgage Trust, Series 2019-3A, Class B1, 4.258%, 7/25/59 (144A)	1,002,372
1,064,770(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 1.892% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	1,065,464
270,000(a)	Eagle Re, Ltd., Series 2020-2, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	273,159
941,000(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 5.692% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	963,630
1,000,000(c)	Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 3.999%, 5/25/65 (144A)	1,035,960
261,676(c)	Fannie Mae Grantor Trust, Series 2004-T2, Class 2A, 3.604%, 7/25/43	274,498
54,647(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2315, Class FW, 0.651% (1 Month USD LIBOR + 55 bps), 4/15/27	54,909
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
154,188(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2334, Class FA, 0.601% (1 Month USD LIBOR + 50 bps), 7/15/31	$155,120
52,836(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2391, Class FJ, 0.601% (1 Month USD LIBOR + 50 bps), 4/15/28	53,070
45,445(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2439, Class F, 1.101% (1 Month USD LIBOR + 100 bps), 3/15/32	46,484
73,900(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2470, Class AF, 1.101% (1 Month USD LIBOR + 100 bps), 3/15/32	75,719
63,844(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2489, Class FA, 1.101% (1 Month USD LIBOR + 100 bps), 2/15/32	65,348
100,089(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2498, Class FL, 0.671% (1 Month USD LIBOR + 57 bps), 3/15/32	100,999
40,019(a)	Federal Home Loan Mortgage Corp. REMICS, Series 2916, Class NF, 0.351% (1 Month USD LIBOR + 25 bps), 1/15/35	40,113
19,154(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3042, Class PF, 0.351% (1 Month USD LIBOR + 25 bps), 8/15/35	19,202
12,591(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3102, Class FG, 0.401% (1 Month USD LIBOR + 30 bps), 1/15/36	12,637
56,773(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3117, Class FE, 0.401% (1 Month USD LIBOR + 30 bps), 2/15/36	57,010
28,417(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3173, Class FC, 0.521% (1 Month USD LIBOR + 42 bps), 6/15/36	28,659
53,427(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3181, Class HF, 0.601% (1 Month USD LIBOR + 50 bps), 7/15/36	54,258
18,410(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3235, Class FX, 0.421% (1 Month USD LIBOR + 32 bps), 11/15/36	18,600
50,516(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class EF, 0.451% (1 Month USD LIBOR + 35 bps), 11/15/36	50,915
23,349(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3239, Class FB, 0.451% (1 Month USD LIBOR + 35 bps), 11/15/36	23,533
83,173(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3373, Class FB, 0.681% (1 Month USD LIBOR + 58 bps), 10/15/37	84,535
113,375(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3386, Class FB, 0.476% (1 Month USD LIBOR + 38 bps), 11/15/37	114,318
12,089	Federal Home Loan Mortgage Corp. REMICS, Series 3416, Class BJ, 4.0%, 2/15/23	12,246
61,836(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3610, Class FA, 0.801% (1 Month USD LIBOR + 70 bps), 12/15/39	62,996
23,129(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3745, Class FB, 0.351% (1 Month USD LIBOR + 25 bps), 8/15/25	23,098
1,359(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3767, Class JF, 0.401% (1 Month USD LIBOR + 30 bps), 2/15/39	1,360
12,918(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3784, Class F, 0.501% (1 Month USD LIBOR + 40 bps), 7/15/23	12,895
68,627(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3807, Class FM, 0.601% (1 Month USD LIBOR + 50 bps), 2/15/41	67,552
93,045(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3850, Class FC, 0.521% (1 Month USD LIBOR + 42 bps), 4/15/41	93,930
19,738(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 0.501% (1 Month USD LIBOR + 40 bps), 5/15/41	19,946
16,525(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3914, Class LF, 0.301% (1 Month USD LIBOR + 20 bps), 8/15/26	16,469
34,728(a)	Federal Home Loan Mortgage Corp. REMICS, Series 3970, Class GF, 0.401% (1 Month USD LIBOR + 30 bps), 9/15/26	34,718
41,778(a)	Federal Home Loan Mortgage Corp. REMICS, Series 4002, Class YF, 0.651% (1 Month USD LIBOR + 55 bps), 2/15/42	42,377
96,893	Federal Home Loan Mortgage Corp. REMICS, Series 4366, Class VA, 3.0%, 12/15/25	99,845
31,056(a)	Federal Home Loan Mortgage Corp. Strips, Series 237, Class F14, 0.501% (1 Month USD LIBOR + 40 bps), 5/15/36	31,075
68,696(a)	Federal Home Loan Mortgage Corp. Strips, Series 239, Class F30, 0.401% (1 Month USD LIBOR + 30 bps), 8/15/36	68,432
26,379(a)	Federal Home Loan Mortgage Corp. Strips, Series 244, Class F22, 0.451% (1 Month USD LIBOR + 35 bps), 12/15/36	26,474
5,080(a)	Federal National Mortgage Association REMICS, Series 1992-162, Class FB, 1.25% (5 Year CMT Index + -5 bps), 9/25/22	5,067
22,044(a)	Federal National Mortgage Association REMICS, Series 1994-40, Class FC, 0.592% (1 Month USD LIBOR + 50 bps), 3/25/24	22,244
25,458	Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.0%, 6/25/29	29,038
30,912(a)	Federal National Mortgage Association REMICS, Series 2001-72, Class FB, 0.992% (1 Month USD LIBOR + 90 bps), 12/25/31	31,540
17,057(a)	Federal National Mortgage Association REMICS, Series 2001-81, Class FL, 0.748% (1 Month USD LIBOR + 65 bps), 1/18/32	17,216
87,232(a)	Federal National Mortgage Association REMICS, Series 2002-77, Class WF, 0.498% (1 Month USD LIBOR + 40 bps), 12/18/32	87,528
22,143(a)	Federal National Mortgage Association REMICS, Series 2002-93, Class FH, 0.592% (1 Month USD LIBOR + 50 bps), 1/25/33	22,359
43,744(a)	Federal National Mortgage Association REMICS, Series 2003-8, Class FJ, 0.442% (1 Month USD LIBOR + 35 bps), 2/25/33	43,790
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
28,644(a)	Federal National Mortgage Association REMICS, Series 2003-42, Class JF, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/33	$28,779
69,568(a)	Federal National Mortgage Association REMICS, Series 2003-63, Class F1, 0.392% (1 Month USD LIBOR + 30 bps), 11/25/27	69,568
39,738(a)	Federal National Mortgage Association REMICS, Series 2004-28, Class PF, 0.492% (1 Month USD LIBOR + 40 bps), 3/25/34	39,908
37,016(a)	Federal National Mortgage Association REMICS, Series 2004-52, Class FW, 0.492% (1 Month USD LIBOR + 40 bps), 7/25/34	37,314
47,765(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class KT, 0.392% (1 Month USD LIBOR + 30 bps), 10/25/35	47,996
50,737(a)	Federal National Mortgage Association REMICS, Series 2005-83, Class LF, 0.402% (1 Month USD LIBOR + 31 bps), 2/25/35	50,904
31,263(a)	Federal National Mortgage Association REMICS, Series 2006-33, Class FH, 0.442% (1 Month USD LIBOR + 35 bps), 5/25/36	31,454
52,422(a)	Federal National Mortgage Association REMICS, Series 2006-42, Class CF, 0.542% (1 Month USD LIBOR + 45 bps), 6/25/36	51,597
39,811(a)	Federal National Mortgage Association REMICS, Series 2006-81, Class FA, 0.442% (1 Month USD LIBOR + 35 bps), 9/25/36	40,251
14,069(a)	Federal National Mortgage Association REMICS, Series 2006-82, Class F, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/36	14,314
27,689(a)	Federal National Mortgage Association REMICS, Series 2007-2, Class FT, 0.342% (1 Month USD LIBOR + 25 bps), 2/25/37	27,903
54,886(a)	Federal National Mortgage Association REMICS, Series 2007-7, Class FJ, 0.292% (1 Month USD LIBOR + 20 bps), 2/25/37	54,934
56,941(a)	Federal National Mortgage Association REMICS, Series 2007-9, Class FB, 0.442% (1 Month USD LIBOR + 35 bps), 3/25/37	57,642
17,667(a)	Federal National Mortgage Association REMICS, Series 2007-13, Class FA, 0.342% (1 Month USD LIBOR + 25 bps), 3/25/37	17,700
24,878(a)	Federal National Mortgage Association REMICS, Series 2007-14, Class F, 0.452% (1 Month USD LIBOR + 36 bps), 3/25/37	25,085
30,411(a)	Federal National Mortgage Association REMICS, Series 2007-41, Class FA, 0.492% (1 Month USD LIBOR + 40 bps), 5/25/37	30,671
65,179(a)	Federal National Mortgage Association REMICS, Series 2007-50, Class FN, 0.332% (1 Month USD LIBOR + 24 bps), 6/25/37	65,302
73,048(a)	Federal National Mortgage Association REMICS, Series 2007-58, Class FV, 0.342% (1 Month USD LIBOR + 25 bps), 6/25/37	73,306
75,855(a)	Federal National Mortgage Association REMICS, Series 2007-86, Class FC, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/37	77,160
80,979(a)	Federal National Mortgage Association REMICS, Series 2007-89, Class F, 0.672% (1 Month USD LIBOR + 58 bps), 9/25/37	82,203
19,926(a)	Federal National Mortgage Association REMICS, Series 2007-92, Class OF, 0.662% (1 Month USD LIBOR + 57 bps), 9/25/37	20,263
12,772(a)	Federal National Mortgage Association REMICS, Series 2007-110, Class FA, 0.712% (1 Month USD LIBOR + 62 bps), 12/25/37	12,932
52,258(a)	Federal National Mortgage Association REMICS, Series 2008-53, Class FM, 0.992% (1 Month USD LIBOR + 90 bps), 7/25/38	53,553
43,665(a)	Federal National Mortgage Association REMICS, Series 2008-88, Class FA, 1.312% (1 Month USD LIBOR + 122 bps), 10/25/38	45,155
855	Federal National Mortgage Association REMICS, Series 2010-13, Class WD, 4.25%, 3/25/25	861
1	Federal National Mortgage Association REMICS, Series 2010-17, Class DE, 3.5%, 6/25/21	1
26,598	Federal National Mortgage Association REMICS, Series 2010-54, Class LC, 3.0%, 4/25/40	27,377
19,058(a)	Federal National Mortgage Association REMICS, Series 2011-19, Class FM, 0.642% (1 Month USD LIBOR + 55 bps), 5/25/40	19,108
65,640	Federal National Mortgage Association REMICS, Series 2012-67, Class HG, 1.5%, 4/25/27	66,231
273,835(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 0.312% (1 Month USD LIBOR + 22 bps), 3/25/45	272,840
74,005(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 3.366%, 4/25/45	80,578
70,221(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 2.935%, 6/25/45	74,452
178,357(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 0.352% (1 Month USD LIBOR + 26 bps), 11/25/46	177,024
1,590,000(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C05, Class 1M2B, 2.292% (1 Month USD LIBOR + 220 bps), 1/25/30	1,607,501
115,902(a)	Federal National Mortgage Association, Connecticut Avenue Securities, Series 2017-C07, Class 1M2A, 2.492% (1 Month USD LIBOR + 240 bps), 5/25/30	116,097
2,194,433(a)	Freddie Mac STACR REMIC Trust, Series 2019-HRP1, Class M2, 1.492% (1 Month USD LIBOR + 140 bps), 2/25/49 (144A)	2,202,816
1,000,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA2, Class M2, 3.192% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	1,016,598
387,270(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2D, 1.342% (1 Month USD LIBOR + 125 bps), 12/25/42	373,187
2,740,000(c)	FWD Securitization Trust, Series 2019-INV1, Class M1, 3.48%, 6/25/49 (144A)	2,802,817
1,999,638(c)	FWD Securitization Trust, Series 2020-INV1, Class A2, 2.34%, 1/25/50 (144A)	2,016,691
80,846(a)	Government National Mortgage Association, Series 2005-3, Class FC, 0.351% (1 Month USD LIBOR + 25 bps), 1/16/35	80,953
76,511(a)	Government National Mortgage Association, Series 2005-16, Class FA, 0.349% (1 Month USD LIBOR + 25 bps), 2/20/35	76,637
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
51,172(a)	Government National Mortgage Association, Series 2008-9, Class FA, 0.599% (1 Month USD LIBOR + 50 bps), 2/20/38	$51,610
25,925	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	26,443
87,072(a)	Government National Mortgage Association, Series 2013-51, Class JF, 0.399% (1 Month USD LIBOR + 30 bps), 8/20/40	86,848
455,186(a)	Home Re, Ltd., Series 2019-1, Class M1, 1.742% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	455,187
540,000(a)	Home Re, Ltd., Series 2020-1, Class M1B, 3.342% (1 Month USD LIBOR + 325 bps), 10/25/30 (144A)	545,677
460,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 4.242% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	470,950
500,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 5.342% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	512,171
66,245(a)	HomeBanc Mortgage Trust, Series 2005-3, Class A1, 0.572% (1 Month USD LIBOR + 48 bps), 7/25/35	66,388
2,500,000(c)	Homeward Opportunities Fund I Trust, Series 2019-3, Class M1, 3.518%, 11/25/59 (144A)	2,569,251
26,379(c)	IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 2.868%, 10/25/34	26,044
346,537(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A9, 3.5%, 11/25/48 (144A)	349,133
272,062(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 0.592% (1 Month USD LIBOR + 50 bps), 5/25/33 (144A)	270,699
318,403(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.5% (Panamanian Mortgage Reference Rate + -125 bps), 12/23/36 (144A)	328,751
632,534(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 2.592% (1 Month USD LIBOR + 250 bps), 4/1/24 (144A)	632,218
500,000(a)	Mello Warehouse Securitization Trust, Series 2021-2, Class F, 4.842% (1 Month USD LIBOR + 475 bps), 4/25/55 (144A)	500,705
2,149(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 1.837%, 1/25/29	2,180
108,885(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 0.732% (1 Month USD LIBOR + 64 bps), 1/25/29	108,094
591,130(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	601,188
1,350,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class B1A, 3.592% (1 Month USD LIBOR + 350 bps), 7/25/29 (144A)	1,364,367
500,000(a)	Oaktown Re III, Ltd., Series 2019-1A, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 7/25/29 (144A)	500,000
420,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.692% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	430,010
460,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 5.342% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	485,285
450,000(c)	Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.285%, 5/28/50 (144A)	455,108
600,000(a)	Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class G, 5.592% (1 Month USD LIBOR + 550 bps), 2/25/55 (144A)	600,000
89,495(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 1.492% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	89,515
1,136,581(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 2.042% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	1,140,338
2,750,000(a)	Radnor Re, Ltd., Series 2019-2, Class M1B, 1.842% (1 Month USD LIBOR + 175 bps), 6/25/29 (144A)	2,762,399
1,500,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1A, 1.042% (1 Month USD LIBOR + 95 bps), 1/25/30 (144A)	1,496,008
750,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1B, 4.092% (1 Month USD LIBOR + 400 bps), 10/25/30 (144A)	756,572
270,000(a)	Radnor Re, Ltd., Series 2020-2, Class M1C, 4.692% (1 Month USD LIBOR + 460 bps), 10/25/30 (144A)	274,474
203	RALI Trust, Series 2003-QS14, Class A1, 5.0%, 7/25/18	183
357,254(a)	RESI Finance LP, Series 2003-CB1, Class B3, 1.545% (1 Month USD LIBOR + 145 bps), 6/10/35 (144A)	315,458
4,646(a)	Resimac Premier, Series 2017-1A, Class A1A, 1.051% (1 Month USD LIBOR + 95 bps), 9/11/48 (144A)	4,647
1,300,000(c)	RMF Buyout Issuance Trust, Series 2020-1, Class M2, 2.623%, 2/25/30 (144A)	1,291,355
1,645,773(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	1,646,569
2,092,412(c)	Silver Hill Trust, Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (144A)	2,175,562
978,189(c)	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/28/50 (144A)	993,092
1,074,196(a)	STACR Trust, Series 2018-HRP1, Class M2, 1.742% (1 Month USD LIBOR + 165 bps), 4/25/43 (144A)	1,075,554
2,185,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 2.492% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	2,217,482
1,619(a)	Structured Asset Mortgage Investments II Trust, Series 2005-F1, Class FA, 0.606% (1 Month USD LIBOR + 50 bps), 8/26/35	1,618
358,371(a)	Towd Point HE Trust, Series 2019-HE1, Class M1, 1.192% (1 Month USD LIBOR + 110 bps), 4/25/48 (144A)	357,291
520,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1B, 3.992% (1 Month USD LIBOR + 390 bps), 10/25/30 (144A)	524,531
440,000(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 4.592% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	444,183
400,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 5.692% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	404,682
Principal Amount USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
620,000(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 3.492% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	$ 621,293
780,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 3.992% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	781,806
553,436(c)	Verus Securitization Trust, Series 2019-INV3, Class A1B, 3.192%, 11/25/59 (144A)	565,906
1,500,000(c)	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.279%, 11/25/59 (144A)	1,531,786
2,000,000(c)	Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54 (144A)	2,050,352
554,561(c)	Vista Point Securitization Trust, Series 2020-2, Class A3, 2.496%, 4/25/65 (144A)	561,324
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $76,017,882)	$76,959,772
	COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1% of Net Assets
1,500,000(a)	Austin Fairmont Hotel Trust, Series 2019-FAIR, Class E, 2.351% (1 Month USD LIBOR + 225 bps), 9/15/32 (144A)	$1,454,874
1,350,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class C, 1.701% (1 Month USD LIBOR + 160 bps), 4/15/36 (144A)	1,339,144
670,612(b)(d)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.0%, 7/25/37 (144A)	—
120,000(a)	BFLD Trust, Series 2020-OBRK, Class A, 2.151% (1 Month USD LIBOR + 205 bps), 11/15/28 (144A)	121,644
1,050,000(a)	BHP Trust, Series 2019-BXHP, Class D, 1.872% (1 Month USD LIBOR + 177 bps), 8/15/36 (144A)	1,049,368
478,449(a)	BTH-3 Mortgage-Backed Securities Trust, Series 2018-3, Class A, 2.61% (1 Month USD LIBOR + 250 bps), 7/8/21	475,939
800,000(a)	BTH-13 Mortgage Backed Securities Trust, Series 2018-13, Class A, 2.61% (1 Month USD LIBOR + 250 bps), 8/18/21 (144A)	799,270
600,000(a)	BTH-16 Mortgage-Backed Securities Trust, Series 2018-16, Class A, 2.61% (1 Month USD LIBOR + 250 bps), 8/4/21 (144A)	602,431
675,000(a)	BTH-21 Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.61% (1 Month USD LIBOR + 250 bps), 10/7/21 (144A)	674,698
700,000(a)	BX Commercial Mortgage Trust, Series 2018-IND, Class E, 1.801% (1 Month USD LIBOR + 170 bps), 11/15/35 (144A)	700,210
1,000,000(a)	BX Trust, Series 2019-ATL, Class B, 1.488% (1 Month USD LIBOR + 139 bps), 10/15/36 (144A)	1,001,219
132,155(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 1.955% (1 Month USD LIBOR + 185 bps), 11/15/31 (144A)	129,566
850,000(a)	CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class C, 1.401% (1 Month USD LIBOR + 130 bps), 7/15/30 (144A)	830,622
994,102(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 2.451% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	954,175
1,175,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 2.822% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	1,153,001
2,000,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	1,920,342
750,000(a)	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class B, 2.001% (1 Month USD LIBOR + 190 bps), 1/15/34 (144A)	743,144
4,412	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	4,503
1,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 3.963%, 12/10/36 (144A)	1,894,643
269,245(a)	FREMF Mortgage Trust, Series 2014-KF05, Class B, 4.107% (1 Month USD LIBOR + 400 bps), 9/25/22 (144A)	269,986
1,451,709(a)	FREMF Mortgage Trust, Series 2018-KF45, Class B, 2.057% (1 Month USD LIBOR + 195 bps), 3/25/25 (144A)	1,443,668
500,000(a)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 1.451% (1 Month USD LIBOR + 135 bps), 7/15/32 (144A)	500,454
1,700,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-HART, Class C, 1.81% (1 Month USD LIBOR + 170 bps), 10/15/31 (144A)	1,691,454
1,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-70P, Class D, 1.851% (1 Month USD LIBOR + 175 bps), 10/15/36 (144A)	985,537
600,000(a)	GS Mortgage Securities Corp. Trust, Series 2019-SMP, Class D, 2.051% (1 Month USD LIBOR + 195 bps), 8/15/32 (144A)	588,670
2,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.201% (1 Month USD LIBOR + 110 bps), 12/15/36 (144A)	2,004,302
1,250,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 2.601% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	1,177,195
813,535(a)	HPLY Trust, Series 2019-HIT, Class C, 1.701% (1 Month USD LIBOR + 160 bps), 11/15/36 (144A)	812,554
375,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-FL11, Class B, 1.201% (1 Month USD LIBOR + 110 bps), 10/15/32 (144A)	371,757
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.66% (1 Month USD LIBOR + 116 bps), 6/15/35 (144A)	736,709
250,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.701% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	246,860
900,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 2.261% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	890,028
318,229(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	250,208
963,433(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class C, 1.601% (1 Month USD LIBOR + 150 bps), 8/15/33 (144A)	958,144
350,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class B, 2.201% (1 Month USD LIBOR + 210 bps), 5/15/36 (144A)	324,632
Principal Amount USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES - (continued)
426,222(a)	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 2.451% (1 Month USD LIBOR + 235 bps), 6/15/35 (144A)	$420,173
1,125,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 1.901% (1 Month USD LIBOR + 180 bps), 7/15/36 (144A)	1,127,419
114,837(c)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	114,274
405,040(a)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class C, 1.606% (1 Month USD LIBOR + 150 bps), 11/11/34 (144A)	401,481
1,162,000(c)	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.031%, 8/10/49 (144A)	1,208,480
1,144,146(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class AFX, 2.61%, 2/25/50 (144A)	1,167,624
1,350,000(a)	VMC Finance LLC, Series 2018-FL2, Class B, 1.451% (1 Month USD LIBOR + 135 bps), 10/15/35 (144A)	1,345,813
163,757(c)	WaMu Commercial Mortgage Securities Trust, Series 2006-SL1, Class C, 1.668%, 11/23/43 (144A)	163,563
1,400,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 1.426% (1 Month USD LIBOR + 133 bps), 12/15/34 (144A)	1,392,953
500,000(c)	WFRBS Commercial Mortgage Trust, Series 2014-C25, Class D, 3.803%, 11/15/47 (144A)	464,362
1,500,000(a)	XCAL Mortgage Trust, Series 2019-1, Class A, 4.4% (1 Month USD LIBOR + 225 bps), 11/6/21 (144A)	1,509,307
2,000,000(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 4.05% (1 Month USD LIBOR + 240 bps), 1/22/23 (144A)	2,008,119
1,300,000(a)	XCALI Mortgage Trust, Series 2020-2, Class A, 4.05% (1 Month USD LIBOR + 200 bps), 2/7/23 (144A)	1,305,120
500,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.25% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	503,031
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $42,894,305)	$42,232,670
	CORPORATE BONDS - 33.1% of Net Assets
	Aerospace & Defense - 0.5%
450,000	Boeing Co., 1.95%, 2/1/24	$462,483
1,000,000	Boeing Co., 2.196%, 2/4/26	1,004,449
125,000	Boeing Co., 2.7%, 5/1/22	127,640
680,000	Boeing Co., 2.8%, 3/1/23	705,015
	Total Aerospace & Defense	$2,299,587
	Airlines - 0.2%
355,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.5%, 10/20/25 (144A)	$383,294
320,265	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	341,019
	Total Airlines	$724,313
	Auto Manufacturers - 1.6%
1,200,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	$1,222,500
450,000	General Motors Co., 5.4%, 10/2/23	497,736
550,000	General Motors Financial Co., Inc., 1.7%, 8/18/23	562,526
1,425,000	General Motors Financial Co., Inc., 3.25%, 1/5/23	1,482,432
500,000	Nissan Motor Co., Ltd., 3.043%, 9/15/23 (144A)	523,196
1,710,000	Toyota Motor Credit Corp., 3.0%, 4/1/25	1,852,102
680,000	Volkswagen Group of America Finance LLC, 1.25%, 11/24/25 (144A)	679,885
	Total Auto Manufacturers	$6,820,377
	Banks - 17.6%
600,000	Banco Bilbao Vizcaya Argentaria SA, 0.875%, 9/18/23	$604,763
2,145,000	Banco Santander Chile, 2.7%, 1/10/25 (144A)	2,233,503
1,000,000	Banco Santander SA, 1.849%, 3/25/26	1,015,858
700,000(c)	Bank of America Corp., 0.81% (SOFRRATE + 74 bps), 10/24/24	703,954
1,645,000(c)	Bank of America Corp., 0.981% (SOFRRATE + 91 bps), 9/25/25	1,654,915
2,500,000	Bank of America Corp., 4.2%, 8/26/24	2,763,996
1,990,000(c)	BNP Paribas SA, 2.819% (3 Month USD LIBOR + 111 bps), 11/19/25 (144A)	2,103,649
855,000	BPCE SA, 1.0%, 1/20/26 (144A)	846,599
1,215,000	BPCE SA, 4.5%, 3/15/25 (144A)	1,346,181
1,135,000	Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	1,134,672
3,350,000(c)	Citigroup, Inc., 3.142% (3 Month USD LIBOR + 72 bps), 1/24/23	3,410,493
650,000(c)(e)	Citigroup, Inc., 4.7% (SOFRRATE + 323 bps)	667,875
1,400,000	Citizens Financial Group, Inc., 4.15%, 9/28/22 (144A)	1,459,845
2,545,000	Cooperatieve Rabobank UA, 2.625%, 7/22/24 (144A)	2,690,848
1,115,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	1,170,984
3,900,000	Credit Suisse Group AG, 3.574%, 1/9/23 (144A)	3,969,944
510,000	Danske Bank AS, 1.226%, 6/22/24 (144A)	516,484
1,140,000(c)	Danske Bank AS, 3.001% (3 Month USD LIBOR + 125 bps), 9/20/22 (144A)	1,148,007
2,594,000	Federation des Caisses Desjardins du Quebec, 2.05%, 2/10/25 (144A)	2,688,664
610,000(c)	ING Groep NV, 1.726% (SOFRRATE + 101 bps), 4/1/27	617,545
2,885,000(c)	JPMorgan Chase & Co., 2.301% (SOFRRATE + 116 bps), 10/15/25	3,022,286
1,510,000(c)(e)	JPMorgan Chase & Co., 4.6% (SOFRRATE + 313 bps)	1,540,200
1,550,000(c)	Lloyds Banking Group Plc, 2.858% (3 Month USD LIBOR + 125 bps), 3/17/23	1,580,351
3,500,000	Mitsubishi UFJ Financial Group, Inc., 3.407%, 3/7/24	3,767,948
1,285,000(c)	Mizuho Financial Group, Inc., 1.241% (SOFRRATE + 125 bps), 7/10/24	1,303,093
1,575,000(c)	Mizuho Financial Group, Inc., 2.721% (3 Month USD LIBOR + 84 bps), 7/16/23	1,618,083
955,000	Mizuho Financial Group, Inc., 4.353%, 10/20/25 (144A)	1,061,572
2,040,000	Morgan Stanley, 4.0%, 7/23/25	2,281,539
1,125,000	NatWest Markets Plc, 2.375%, 5/21/23 (144A)	1,168,011
2,245,000	Nordea Bank Abp, 3.75%, 8/30/23 (144A)	2,404,147
Principal Amount USD ($)		Value
	Banks - (continued)
1,170,000	Royal Bank of Canada, 1.15%, 6/10/25	$1,178,013
1,270,000	Skandinaviska Enskilda Banken AB, 0.85%, 9/2/25 (144A)	1,255,878
2,306,000(c)	Standard Chartered Plc, 1.319% (1 Year CMT Index + 117 bps), 10/14/23 (144A)	2,326,639
890,000(c)	Standard Chartered Plc, 1.456% (1 Year CMT Index + 100 bps), 1/14/27 (144A)	879,937
1,945,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/8/25	1,973,263
730,000	Sumitomo Mitsui Trust Bank, Ltd., 1.55%, 3/25/26 (144A)	740,169
1,170,000	Toronto-Dominion Bank, 0.75%, 9/11/25	1,161,570
1,500,000	UBS AG, 1.25%, 6/1/26 (144A)	1,498,659
4,320,000	UBS AG, 7.625%, 8/17/22	4,684,600
1,170,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	1,188,775
3,895,000	Wells Fargo & Co., 3.55%, 9/29/25	4,299,306
	Total Banks	$73,682,818
	Commercial Services - 0.1%
400,000	Element Fleet Management Corp., 1.6%, 4/6/24 (144A)	$405,486
	Total Commercial Services	$405,486
	Diversified Financial Services - 1.2%
2,085,000	Ameriprise Financial, Inc., 3.0%, 4/2/25	$2,238,508
850,000(c)(e)	Charles Schwab Corp., 4.0% (5 Year CMT Index + 317 bps)	884,000
688,000(c)(e)	Charles Schwab Corp., 5.375% (5 Year CMT Index + 497 bps)	759,208
1,054,000	Nomura Holdings, Inc., 1.851%, 7/16/25	1,072,439
	Total Diversified Financial Services	$4,954,155
	Electric - 1.8%
1,000,000	AES Corp., 1.375%, 1/15/26 (144A)	$989,046
2,000,000	Enel Finance International NV, 2.65%, 9/10/24 (144A)	2,105,439
1,135,000	NRG Energy, Inc., 2.0%, 12/2/25 (144A)	1,154,904
930,000	NRG Energy, Inc., 3.75%, 6/15/24 (144A)	992,325
2,270,000	Vistra Operations Co. LLC, 3.55%, 7/15/24 (144A)	2,386,793
	Total Electric	$7,628,507
	Electronics - 0.3%
1,000,000	Flex, Ltd., 3.75%, 2/1/26	$1,092,293
	Total Electronics	$1,092,293
	Insurance - 2.6%
1(e)	Ambac Assurance Corp., 5.1% (144A)	$1
2(a)	Ambac LSNI LLC, 6.0% (3 Month USD LIBOR + 500 bps), 2/12/23 (144A)	2
1,525,000	Athene Global Funding, 1.0%, 4/16/24 (144A)	1,531,663
2,045,000	CNO Financial Group, Inc., 5.25%, 5/30/25	2,321,974
2,957,000	Pricoa Global Funding I, 0.8%, 9/1/25 (144A)	2,931,122
1,000,000	Principal Life Global Funding II, 1.25%, 6/23/25 (144A)	1,008,240
3,200,000	Protective Life Global Funding, 1.618%, 4/15/26 (144A)	3,239,971
	Total Insurance	$11,032,973
	Internet - 0.3%
1,115,000	Expedia Group, Inc., 4.5%, 8/15/24	$1,227,329
	Total Internet	$1,227,329
	Media - 0.5%
2,000,000	Walt Disney Co., 3.35%, 3/24/25	$2,181,587
	Total Media	$2,181,587
	Pharmaceuticals - 0.7%
2,175,000	AbbVie, Inc., 2.6%, 11/21/24	$2,303,694
550,000	AmerisourceBergen Corp., 0.737%, 3/15/23	551,848
	Total Pharmaceuticals	$2,855,542
	Pipelines - 2.0%
1,105,000	Enbridge, Inc., 2.5%, 1/15/25	$1,160,058
1,740,000	Energy Transfer LP, 2.9%, 5/15/25	1,833,640
1,145,000	Midwest Connector Capital Co. LLC, 3.9%, 4/1/24 (144A)	1,194,239
1,500,000	MPLX LP, 4.875%, 12/1/24	1,692,463
1,000,000	Phillips 66 Partners LP, 2.45%, 12/15/24	1,044,475
1,390,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,569,605
	Total Pipelines	$8,494,480
	REITs - 0.4%
1,737,000	Highwoods Realty LP, 3.625%, 1/15/23	$1,800,025
	Total REITs	$1,800,025
	Retail - 0.5%
1,952,000	7-Eleven, Inc., 0.8%, 2/10/24 (144A)	$1,950,467
	Total Retail	$1,950,467
	Semiconductors - 0.9%
2,160,000	Microchip Technology, Inc., 0.983%, 9/1/24 (144A)	$2,162,203
1,500,000	Skyworks Solutions, Inc., 1.8%, 6/1/26	1,513,410
	Total Semiconductors	$3,675,613
	Telecommunications - 1.1%
618,000	Juniper Networks, Inc., 1.2%, 12/10/25	$614,568
3,000,000	NTT Finance Corp., 1.162%, 4/3/26 (144A)	2,991,712
1,030,000	T-Mobile USA, Inc., 3.5%, 4/15/25	1,117,813
	Total Telecommunications	$4,724,093
	Trucking & Leasing - 0.8%
300,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 1.7%, 6/15/26 (144A)	$302,232
Principal Amount USD ($)		Value
	Trucking & Leasing - (continued)
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.7%, 3/14/23 (144A)	$1,035,959
1,686,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.0%, 7/15/25 (144A)	1,862,152
	Total Trucking & Leasing	$3,200,343
	TOTAL CORPORATE BONDS
	(Cost $136,573,671)	$138,749,988
	INSURANCE-LINKED SECURITIES - 2.7% of Net Assets#
	Event Linked Bonds - 1.9%
	Earthquakes - California - 0.1%
250,000(a)	Ursa Re, 5.753% (3 Month U.S. Treasury Bill + 575 bps), 12/10/22 (144A)	$256,600
250,000(a)	Ursa Re II, 3.753% (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	257,625
		$514,225
	Earthquakes - Mexico - 0.1%
250,000(a)	International Bank for Reconstruction & Development, 3.604% (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$253,525
	Health - U.S. - 0.0%†
250,000(a)	Vitality Re X, 1.753% (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$248,750
	Multiperil - Florida - 0.1%
250,000(a)	Sanders Re II, 5.503% (3 Month U.S. Treasury Bill + 550 bps), 6/7/23 (144A)	$253,050
	Multiperil - U.S. - 0.5%
25,000(a)	Caelus Re V, 0.503% (1 Month U.S. Treasury Bill + 50 bps), 6/5/24 (144A)	$10,000
250,000(a)	Caelus Re V, 3.193% (3 Month U.S. Treasury Bill + 319 bps), 6/7/21 (144A)	162,500
250,000(a)	Easton Re Pte, 4.003% (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	251,625
250,000(a)	Four Lakes Re, 7.003% (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	248,925
300,000(a)	Kilimanjaro II Re, 7.91% (6 Month USD LIBOR + 791 bps), 4/21/22 (144A)	302,430
500,000(a)	Kilimanjaro Re, 4.94% (3 Month USD LIBOR + 494 bps), 5/6/22 (144A)	502,100
400,000(a)	Residential Reinsurance 2017, 3.273% (3 Month U.S. Treasury Bill + 327 bps), 6/6/21 (144A)	399,960
250,000(a)	Residential Reinsurance 2020, 6.253% (3 Month U.S. Treasury Bill + 625 bps), 12/6/24 (144A)	251,975
		$2,129,515
	Multiperil - U.S. & Canada - 0.2%
250,000(a)	Hypatia, Ltd., 6.753% (3 Month U.S. Treasury Bill + 675 bps), 6/7/23 (144A)	$262,500
250,000(a)	Hypatia, Ltd., 9.753% (3 Month U.S. Treasury Bill + 975 bps), 6/7/23 (144A)	263,875
250,000(a)	Mona Lisa Re, 8.003% (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	252,425
		$778,800
	Multiperil - U.S. Regional - 0.1%
250,000(a)	First Coast Re 2017-1, Ltd., 4.193% (3 Month U.S. Treasury Bill + 419 bps), 6/7/21 (144A)	$250,100
250,000(a)	Matterhorn Re, 5.003% (3 Month U.S. Treasury Bill + 500 bps), 1/8/24 (144A)	243,725
		$493,825
	Multiperil - Worldwide - 0.1%
250,000(a)	Northshore Re II, 5.753% (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$256,750
	Pandemic - U.S. - 0.1%
250,000(a)	Vitality Re XI, 1.503% (3 Month U.S. Treasury Bill + 150 bps), 1/9/24 (144A)	243,375
250,000(a)	Vitality Re XI, 1.803% (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$243,125
		$486,500
	Windstorm - Florida - 0.0%†
250,000(a)	Integrity Re, 4.05% (3 Month USD LIBOR + 405 bps), 6/10/22 (144A)	$247,500
	Windstorm - Texas - 0.1%
250,000(a)	Alamo Re, 3.4% (3 Month U.S. Treasury Bill + 340 bps), 6/7/21 (144A)	$250,025
	Windstorm - U.S. - 0.1%
250,000(a)	Bonanza Re, 4.753% (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$251,000
	Windstorm - U.S. Regional - 0.4%
250,000(a)	Matterhorn Re, 12/7/21 (144A)	$233,300
250,000(a)	Matterhorn Re, 4.386% (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	251,000
250,000(a)	Matterhorn Re, 5.636% (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	250,525
250,000(a)	Matterhorn Re, 6.253% (3 Month U.S. Treasury Bill + 625 bps), 12/7/21 (144A)	250,150
250,000(a)	Matterhorn Re, 7.003% (3 Month U.S. Treasury Bill + 700 bps), 12/7/21 (144A)	253,650
250,000(a)	Matterhorn Re, 7.503% (3 Month U.S. Treasury Bill + 750 bps), 12/7/21 (144A)	250,200
250,000(a)	Matterhorn Re, 10.003% (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/21 (144A)	254,600
		$1,743,425
	Total Event Linked Bonds	$7,906,890
Face Amount USD ($)
	Collateralized Reinsurance - 0.2%
	Multiperil – Massachusetts - 0.1%
250,000+(f)(g)	Denning Re, 7/31/24	$251,388
	Multiperil - U.S. - 0.1%
250,000+(g)	Dingle Re 2019, 2/1/22	$5,132
250,000+(f)(g)	Port Royal Re 2019, 5/31/21	262,452
		$267,584
	Multiperil - Worldwide - 0.0%†
250,000+(f)(g)	Cypress Re 2017, 1/31/22	$25
14,000+(g)	Limestone Re 2016-1, 8/31/21	1,167
250,000+(f)(g)	Limestone Re 2020-1, 3/1/24	65,300
250,000+(f)(g)	Resilience Re, 5/1/22	25
Face Amount USD ($)		Value
	Multiperil - Worldwide - (continued)
350,000+(f)(g)	Resilience Re, 10/6/21	$35
		$66,552
	Windstorm - Florida - 0.0%†
250,000+(f)(g)	Portrush Re 2017, 6/15/21	$159,525
	Windstorm - U.S. Regional - 0.0%†
250,000+(f)(g)	Oakmont Re 2017, 4/30/21	$7,350
	Total Collateralized Reinsurance	$752,399
	Reinsurance Sidecars - 0.6%
	Multiperil - U.S. - 0.0%†
250,000+(f)(g)	Carnoustie Re 2017, 11/30/21	$32,950
250,000+(f)(g)	Castle Stuart Re 2018, 12/1/21	7,812
250,000+(f)(h)	Harambee Re 2018, 12/31/21	825
250,000+(h)	Harambee Re 2019, 12/31/22	3,250
250,000+(f)(h)	Harambee Re 2020, 12/31/23	19,650
		$64,487
	Multiperil - Worldwide - 0.6%
3,037+(h)	Alturas Re 2019-2, 3/10/22	$8,066
29,558+(f)(h)	Alturas Re 2020-2, 3/10/23	35,709
216,442+(f)(h)	Alturas Re 2021-2, 12/31/24	215,100
300,000+(f)(g)	Bantry Re 2016, 3/31/22	24,180
250,000+(f)(g)	Bantry Re 2017, 3/31/22	14,610
300,000+(f)(g)	Berwick Re 2017-1, 2/1/22	9,930
601,682+(f)(g)	Berwick Re 2018-1, 12/31/21	57,811
429,864+(f)(g)	Berwick Re 2019-1, 12/31/22	51,369
250,000+(h)	Blue Lotus Re 2018, 12/31/21	7,675
22,275+(g)	Eden Re II, 3/22/22 (144A)	6,149
12,500+(g)	Eden Re II, 3/22/22 (144A)	3,233
2,500+(g)	Eden Re II, 3/22/23 (144A)	13,174
264,623+(f)(g)	Gullane Re 2018, 12/31/21	45,108
250,000+(f)(g)	Gullane Re 2021, 12/31/24	262,444
250,000+(g)	Lion Rock Re 2020, 1/31/22	9,975
250,000+(f)(h)	Lorenz Re 2018, 7/1/21	2,675
128,615+(f)(h)	Lorenz Re 2019, 6/30/22	6,045
500,000+(f)(g)	Merion Re 2021-2, 12/31/24	514,897
500,000+(g)	Pangaea Re 2016-2, 11/30/21	892
500,000+(f)(g)	Pangaea Re 2018-1, 12/31/21	10,527
250,000+(f)(g)	Pangaea Re 2018-3, 7/1/22	5,186
409,624+(f)(g)	Pangaea Re 2019-1, 2/1/23	8,535
183,828+(f)(g)	Pangaea Re 2019-3, 7/1/23	6,612
405,323+(g)	Pangaea Re 2020-1, 2/1/24	8,602
350,000+(f)(g)	Pangaea Re 2020-1, 12/31/24	362,041
150,000+(f)(g)	Sector Re V, 12/1/23 (144A)	37,624
10,000+(f)(g)	Sector Re V, 12/1/24 (144A)	27,050
300,000+(f)(g)	St. Andrews Re 2017-1, 2/1/22	20,340
347,597+(f)(g)	St. Andrews Re 2017-4, 6/1/21	34,204
257,836+(g)	Sussex Re 2020-1, 12/31/22	14,903
250,000+(f)(h)	Thopas Re 2018, 12/31/21	1,575
250,000+(f)(h)	Thopas Re 2019, 12/31/22	10,450
500,000+(h)	Thopas Re 2020, 12/31/23	1,650
250,000+(f)(h)	Thopas Re 2021, 12/31/24	255,475
250,000+(f)(g)	Versutus Re 2018, 12/31/21	825
220,637+(g)	Versutus Re 2019-A, 12/31/21	3,883
29,363+(g)	Versutus Re 2019-B, 12/31/21	482
500,000+(f)(h)	Viribus Re 2020, 12/31/23	3,400
449,040+(f)(h)	Viribus Re 2021, 12/31/24	468,169
		$2,570,575
	Total Reinsurance Sidecars	$2,635,062
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $11,508,563)	$11,294,351
Principal Amount USD ($)
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 2.7% of Net Assets*(a)
	Aerospace & Defense - 0.1%
245,625	MRO Holdings, Inc., Initial Term Loan, 5.203% (LIBOR + 500 bps), 6/4/26	$244,397
250,000	United AirLines, Inc. Class B Term Loan, 4.5% (LIBOR + 375 bps), 4/21/28	252,453
	Total Aerospace & Defense	$496,850
	Automobile - 0.1%
380,228	Navistar, Inc., Tranche B Term Loan, 3.62% (LIBOR + 350 bps), 11/6/24	$380,782
	Total Automobile	$380,782
Principal Amount USD ($)		Value
	Automotive - 0.0%†
126,297	TI Group Automotive Systems, LLC, Refinancing U.S. Term Loan, 3.75% (LIBOR + 325 bps), 12/16/26	$126,770
	Total Automotive	$126,770
	Beverage, Food & Tobacco - 0.1%
219,792	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 2.1% (LIBOR + 200 bps), 12/18/24	$220,135
	Total Beverage, Food & Tobacco	$220,135
	Broadcasting & Entertainment - 0.1%
225,830	Sinclair Television Group, Inc., Tranche B Term Loan, 2.35% (LIBOR + 225 bps), 1/3/24	$224,748
	Total Broadcasting & Entertainment	$224,748
	Buildings & Real Estate - 0.1%
310,268	WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 6.0% (LIBOR + 500 bps), 9/29/23	$310,379
	Total Buildings & Real Estate	$310,379
	Chemicals - 0.1%
334,730	Tronox Finance LLC, First Lien Refinancing Term Loan, 2.64% (LIBOR + 250 bps), 3/10/28	$332,873
	Total Chemicals	$332,873
	Chemicals, Plastics & Rubber - 0.2%
191,912	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 1.953% (LIBOR + 175 bps), 6/1/24	$191,209
491,269	Berry Global, Inc., (fka Berry Plastics Corp.) Term Z Loan, 1.845% (LIBOR + 175 bps), 7/1/26	487,935
314,833	Element Solutions, Inc. (Macdermid, Inc.), Tranche B-1 Term Loan, 2.093% (LIBOR + 200 bps), 1/31/26	314,361
	Total Chemicals, Plastics & Rubber	$993,505
	Computers & Electronics - 0.0%†
91,138	ON Semiconductor Corp., 2019 New Replacement Term B-4 Loan, 2.093% (LIBOR + 200 bps), 9/19/26	$91,154
	Total Computers & Electronics	$91,154
	Diversified & Conglomerate Manufacturing - 0.1%
296,471	Delos Finance S.a.r.l., New Term Loan, 1.953% (LIBOR + 175 bps), 10/6/23	$296,550
	Total Diversified & Conglomerate Manufacturing	$296,550
	Diversified & Conglomerate Service - 0.1%
267,201	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 1.843% (LIBOR + 175 bps), 11/18/26	$263,194
	Total Diversified & Conglomerate Service	$263,194
	Electric - 0.0%†
174,815	Dell International LLC (EMC Corp.), Refinancing Term B-2 Loan, 2.0% (LIBOR + 175 bps), 9/19/25	$175,061
	Total Electric	$175,061
	Electronics - 0.1%
219,899	Scientific Games International, Inc., Initial Term B-5 Loan, 2.843% (LIBOR + 275 bps), 8/14/24	$218,052
58,166	Verint Systems, Inc., Refinancing Term Loan, 2.11% (LIBOR + 200 bps), 6/28/24	57,984
	Total Electronics	$276,036
	Healthcare - 0.2%
335,121	Gentiva Health Services, Inc., First Lien Term B Loan, 2.875% (LIBOR + 275 bps), 7/2/25	$334,772
245,641	Phoenix Guarantor, Inc. (aka Brightspring), First Lien Tranche B-1 Term Loan, 3.343% (LIBOR + 325 bps), 3/5/26	243,721
250,000	Sotera Health Holdings LLC, Refinancing, First Lien Term Loan, 3.25% (LIBOR + 275 bps), 12/11/26	249,323
	Total Healthcare	$827,816
	Healthcare & Pharmaceuticals - 0.0%†
140,556	Endo Luxembourg Finance Co., I S.a r.l. 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	$136,428
	Total Healthcare & Pharmaceuticals	$136,428
	Healthcare, Education & Childcare - 0.0%†
161,459	Bausch Health Cos., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 3.093% (LIBOR + 300 bps), 6/2/25	$161,076
	Total Healthcare, Education & Childcare	$161,076
	Hotel, Gaming & Leisure - 0.2%
428,012	1011778 B.C. Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-4 Loan, 1.843% (LIBOR + 175 bps), 11/19/26	$422,543
247,249	Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1.842% (LIBOR + 175 bps), 6/22/26	245,515
	Total Hotel, Gaming & Leisure	$668,058
	Leasing - 0.0%†
132,316	Fly Funding II S.a.r.l., Replacement Loan, 1.92% (LIBOR + 175 bps), 8/11/25	$131,489
	Total Leasing	$131,489
	Machinery - 0.1%
190,021	Terex Corp., Incremental U.S. Term Loan, 2.75% (LIBOR + 200 bps), 1/31/24	$189,942
	Total Machinery	$189,942
	Media - 0.1%
492,516	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, 2.598% (LIBOR + 250 bps), 4/15/27	$490,792
	Total Media	$490,792
Principal Amount USD ($)		Value
	Metals & Mining - 0.0%†
118,416	TMS International Corp. (aka Tube City IMS Corp.), Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	$118,749
	Total Metals & Mining	$118,749
	Oil & Gas - 0.1%
439,875	Centurion Pipeline Co. LLC (fka Lotus Midstream LLC), Initial Term Loan, 3.343% (LIBOR + 325 bps), 9/29/25	$437,126
	Total Oil & Gas	$437,126
	Printing & Publishing - 0.0%†
79,706	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-2 Loan, 2.593% (Libor + 250 bps), 11/8/24	$79,188
	Total Printing & Publishing	$79,188
	Professional & Business Services - 0.4%
970,899	Elanco Animal Health, Inc., Term Loan, 1.86% (LIBOR + 175 bps), 8/1/27	$965,351
445,466	Lamar Media Corp., Term B Loan, 1.595% (LIBOR + 150 bps), 2/5/27	440,455
245,625	MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 4.093% (LIBOR + 400 bps), 5/6/26	244,294
	Total Professional & Business Services	$1,650,100
	Retail - 0.1%
378,070	CDW LLC (aka AP Exhaust Acq) (fka CDW Corp.), Term Loan, 1.85% (LIBOR + 175 bps), 10/13/26	$379,083
112,700	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.676% (LIBOR + 450 bps), 9/12/24	111,432
	Total Retail	$490,515
	Securities & Trusts - 0.1%
226,876	KSBR Holding Corp., Initial Term Loan, 3.343% (LIBOR + 325 bps), 4/15/26	$226,025
	Total Securities & Trusts	$226,025
	Telecommunications - 0.1%
206,850	Commscope, Inc., Initial Term Loan, 3.343% (LIBOR + 325 bps), 4/6/26	$206,419
151,798	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 1.843% (LIBOR + 175 bps), 3/1/27	150,295
235,662	Virgin Media Bristol LLC, N Facility, 2.601% (LIBOR + 250 bps), 1/31/28	234,517
	Total Telecommunications	$591,231
	Utilities - 0.2%
364,798	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$335,741
482,053	Edgewater Generation LLC, Term Loan, 3.843% (LIBOR + 375 bps), 12/13/25	464,278
	Total Utilities	$800,019
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $11,224,877)	$11,186,591
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.7% of Net Assets
3,000,000	Fannie Mae, 1.5%, 6/1/36 (TBA)	$3,036,914
235(a)	Fannie Mae, 2.253% (1 Year CMT Index + 212 bps), 11/1/25	237
707(a)	Fannie Mae, 2.28% (1 Year CMT Index + 216 bps), 10/1/29	710
1,416(a)	Fannie Mae, 2.339% (1 Year CMT Index + 221 bps), 4/1/29	1,421
11,500,000	Fannie Mae, 2.5%, 6/1/51 (TBA)	11,907,441
12,013(a)	Fannie Mae, 2.503% (2 Month USD LIBOR + 174 bps), 7/1/36	12,479
13,077(a)	Fannie Mae, 2.57% (1 Year CMT Index + 232 bps), 12/1/28	13,066
1,874(a)	Fannie Mae, 2.588% (1 Year CMT Index + 246 bps), 4/1/28	1,871
186(a)	Fannie Mae, 3.343% (6 Month USD LIBOR + 285 bps), 2/1/33	186
27,095(a)	Fannie Mae, 4.052% (11th District Cost of Funds Index + 193 bps), 12/1/36	28,878
11,395	Fannie Mae, 5.5%, 12/1/35	13,190
75,253	Fannie Mae, 5.5%, 8/1/37	87,234
12,458	Fannie Mae, 6.0%, 2/1/34	13,981
7,366	Fannie Mae, 6.0%, 4/1/38	8,731
89,985	Fannie Mae, 6.5%, 4/1/29	99,697
1,907	Fannie Mae, 6.5%, 7/1/32	2,161
9,429	Fannie Mae, 7.0%, 1/1/36	11,010
2,032(a)	Federal Home Loan Mortgage Corp., 2.384% (1 Year CMT Index + 225 bps), 11/1/31	2,148
10,209(a)	Federal Home Loan Mortgage Corp., 2.533% (2 Month USD LIBOR + 191 bps), 8/1/31	10,159
4,160(a)	Federal Home Loan Mortgage Corp., 2.542% (6 Month USD LIBOR + 229 bps), 4/1/25	4,198
682(a)	Federal Home Loan Mortgage Corp., 2.583% (1 Year CMT Index + 236 bps), 1/1/28	683
19,540	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	22,447
20,647	Government National Mortgage Association I, 6.0%, 12/15/31	23,530
44,692	Government National Mortgage Association I, 6.0%, 11/15/36	53,155
8,428	Government National Mortgage Association I, 6.5%, 5/15/31	9,910
5,796	Government National Mortgage Association I, 6.5%, 7/15/35	6,472
13,092	Government National Mortgage Association I, 6.5%, 10/15/37	15,047
9,778	Government National Mortgage Association I, 7.5%, 10/15/36	10,096
14,750,000(i)	U.S. Treasury Bills, 6/1/21	14,750,000
14,750,000(i)	U.S. Treasury Bills, 7/27/21	14,749,713
1,135,000	U.S. Treasury Note, 1.75%, 9/30/22	1,159,828
3,000,000	U.S. Treasury Note, 2.0%, 11/30/22	3,084,609
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $49,123,468)	$49,141,202
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 103.9%
	(Cost $431,656,433)	$435,477,618
	OTHER ASSETS AND LIABILITIES - (3.9)%	$(16,297,338)
	NET ASSETS - 100.0%	$419,180,280

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFRRATE	Secured Overnight Financing Rate.
Strips	Separate trading of Registered interest and principal of securities.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2021, the value of these securities amounted to $285,638,250, or 68.1% of net assets.

(TBA)	“To Be Announced” Securities.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (h) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at May 31, 2021.

+	Security that used significant unobservable inputs to determine its value.
(a)	Floating rate note. Coupon rate, reference index and spread shown at May 31, 2021.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at May 31, 2021.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at May 31, 2021.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Non-income producing security.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Alamo Re	3/24/2021	$ 250,675	$ 250,025
Alturas Re 2019-2	12/19/2018	3,037	8,066
Alturas Re 2020-2	1/1/2020	29,558	35,709
Alturas Re 2021-2	2/16/2021	216,442	215,100
Bantry Re 2016	2/6/2019	24,180	24,180
Bantry Re 2017	2/6/2019	14,616	14,610
Berwick Re 2017-1	1/5/2017	9,949	9,930
Berwick Re 2018-1	1/10/2018	99,216	57,811
Berwick Re 2019-1	12/31/2018	51,365	51,369
Blue Lotus Re 2018	12/20/2017	–	7,675
Bonanza Re	12/15/2020	250,000	251,000
Caelus Re V	5/4/2018	250,000	162,500
Caelus Re V	4/27/2017	25,000	10,000
Carnoustie Re 2017	1/5/2017	59,439	32,950
Castle Stuart Re 2018	12/20/2017	58,171	7,812
Cypress Re 2017	1/24/2017	840	25
Denning Re	11/9/2020	244,779	251,388
Dingle Re 2019	3/4/2019	–	5,132
Easton Re Pte	12/15/2020	250,000	251,625
Eden Re II	12/15/2017	747	3,233
Eden Re II	1/22/2019	293	13,174
Eden Re II	1/23/2018	515	6,149
First Coast Re 2017-1, Ltd.	3/26/2021	251,050	250,100
Four Lakes Re	11/5/2020	250,000	248,925
Gullane Re 2018	3/26/2018	27,310	45,108
Gullane Re 2021	2/16/2021	250,000	262,444
Harambee Re 2018	12/19/2017	12,718	825
Harambee Re 2019	12/20/2018	–	3,250
Harambee Re 2020	2/27/2020	10,216	19,650
Hypatia, Ltd.	7/10/2020	250,000	263,875
Hypatia, Ltd.	7/10/2020	250,000	262,500
Integrity Re	12/4/2019	249,240	247,500
International Bank for Reconstruction & Development	2/28/2020	250,000	253,525
Kilimanjaro II Re	4/6/2017	300,000	302,430
Kilimanjaro Re	4/18/2018	498,891	502,100
Limestone Re 2016-1	12/15/2016	1,155	1,167
Limestone Re 2020-1	12/27/2019	37,495	65,300
Lion Rock Re 2020	12/30/2019	–	9,975
Lorenz Re 2018	8/21/2018	56,723	2,675
Lorenz Re 2019	7/10/2019	41,011	6,045
Matterhorn Re	11/24/2020	250,000	251,000
Matterhorn Re	6/25/2020	237,043	233,300
Matterhorn Re	6/25/2020	250,000	254,600
Matterhorn Re	11/24/2020	250,000	250,525
Matterhorn Re	1/29/2020	250,000	250,150
Matterhorn Re	1/29/2020	250,000	243,725
Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	12/20/2019	$ 250,000	$ 250,200
Matterhorn Re	4/30/2020	250,000	253,650
Merion Re 2021-2	12/28/2020	500,000	514,897
Mona Lisa Re	12/30/2019	250,000	252,425
Northshore Re II	12/2/2020	250,000	256,750
Oakmont Re 2017	5/10/2017	–	7,350
Pangaea Re 2016-2	5/31/2016	–	892
Pangaea Re 2018-1	12/26/2017	71,503	10,527
Pangaea Re 2018-3	6/27/2018	60,216	5,186
Pangaea Re 2019-1	1/9/2019	4,301	8,535
Pangaea Re 2019-3	7/25/2019	5,515	6,612
Pangaea Re 2020-1	1/21/2020	–	8,602
Pangaea Re 2020-1	1/28/2021	350,000	362,041
Port Royal Re 2019	5/20/2019	230,164	262,452
Portrush Re 2017	6/12/2017	191,747	159,525
Residential Reinsurance 2017	4/19/2017	400,000	399,960
Residential Reinsurance 2020	10/30/2020	250,000	251,975
Resilience Re	4/13/2017	1,144	35
Resilience Re	2/8/2017	124	25
Sanders Re II, Ltd.	5/20/2020	250,000	253,050
Sector Re V	1/1/2020	10,000	27,050
Sector Re V, Series 8, Class C	12/4/2018	57,013	37,624
St. Andrews Re 2017-1	1/5/2017	20,324	20,340
St. Andrews Re 2017-4	3/31/2017	–	34,204
Sussex Re 2020-1	1/21/2020	–	14,903
Thopas Re 2018	12/12/2017	33,941	1,575
Thopas Re 2019	12/21/2018	9,473	10,450
Thopas Re 2020	12/30/2019	–	1,650
Thopas Re 2021	1/22/2021	250,000	255,475
Ursa Re	11/20/2019	250,000	256,600
Ursa Re II Ltd.	10/8/2020	250,000	257,625
Versutus Re 2018	1/31/2018	1,586	825
Versutus Re 2019-A	1/28/2019	–	3,883
Versutus Re 2019-B	12/24/2018	–	482
Viribus Re 2020	12/30/2019	50,960	3,400
Viribus Re 2021	2/1/2021	449,040	468,169
Vitality Re X	2/3/2020	249,838	248,750
Vitality Re XI	1/23/2020	250,000	243,125
Vitality Re XI Ltd.	1/23/2020	250,000	243,375
Total Restricted Securities			$11,294,351
% of Net assets			2.7%

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
616	U.S. 2 Year Note (CBT)	9/30/21	$135,927,086	$135,972,376	$45,290

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
9	U.S. 2 Year Note (CBT)	9/30/21	$(1,986,047)	$(1,986,609)	$(562)
281	U.S. 5 Year Note (CBT)	9/30/21	(34,755,976)	(34,802,289)	(46,313)
277	U.S. 10 Year Note (CBT)	9/21/21	(36,488,352)	(36,546,688)	(58,336)
12	U.S. Long Bond (CBT)	9/21/21	(1,872,000)	(1,878,375)	(6,375)
			$(75,102,375)	$(75,213,961)	$(111,586)
TOTAL FUTURES CONTRACTS			$60,824,711	$60,758,415	$(66,296)

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$–	$105,913,044	$–	$105,913,044
Collateralized Mortgage Obligations	–	76,959,772	–	76,959,772
Commercial Mortgage-Backed Securities	–	42,232,670	–	42,232,670
Corporate Bonds	–	138,749,988	–	138,749,988
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	–	–	251,388	251,388
Multiperil - U.S.	–	–	267,584	267,584
Multiperil - Worldwide	–	–	66,552	66,552
Windstorm - Florida	–	–	159,525	159,525
Windstorm - U.S. Regional	–	–	7,350	7,350
Reinsurance Sidecars
Multiperil - U.S.	–	–	64,487	64,487
Multiperil - Worldwide	–	–	2,570,575	2,570,575
All Other Insurance-Linked Securities	–	7,906,890	–	7,906,890
Senior Secured Floating Rate Loan Interests	–	11,186,591	–	11,186,591
U.S. Government and Agency Obligations	–	49,141,202	–	49,141,202
Total Investments in Securities	$–	$432,090,157	$3,387,461	$435,477,618
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(66,296)	$–	$–	$(66,296)
Total Other Financial Instruments	$(66,296)	$–	$–	$(66,296)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-Linked Securities
Balance as of 8/31/20	$6,631,591
Realized gain (loss)	(47,939)
Change in unrealized appreciation (depreciation)	(110,420)
Accrued discounts/premiums	--
Purchases	2,260,262
Sales	(5,346,033)
Transfers in to Level 3*	--
Transfers out of Level 3*	--
Balance as of 11/30/20	$3,387,461
*	Transfers are calculated on the beginning of period values. During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at May 31, 2021: $(89,212).